UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Aerospace & Defense — 5.3%
230,002	Honeywell International, Inc.	$12,454,608
202,134	The Boeing Co.	13,884,585

		26,339,193

Auto Components — 1.1%
174,936	Johnson Controls, Inc.	5,506,985

Automobiles* — 1.2%
586,682	Ford Motor Co.	6,218,829

Beverages — 1.3%
102,333	PepsiCo., Inc.	6,549,312

Biotechnology* — 1.3%
67,553	Celgene Corp.	4,261,243
74,014	Vertex Pharmaceuticals, Inc.	2,145,666

		6,406,909

Capital Markets — 3.9%
81,129	Ameriprise Financial, Inc.	3,724,632
42,458	Franklin Resources, Inc.	4,280,616
271,634	Invesco Ltd.	5,500,589
410,155	Morgan Stanley	6,066,192

		19,572,029

Chemicals — 1.9%
222,885	LyondellBasell Industries NV Class A	7,281,653
42,344	The Mosaic Co.	2,234,069

		9,515,722

Commercial Banks — 4.6%
489,181	Fifth Third Bancorp	5,914,198
95,261	HSBC Holdings PLC ADR	3,729,468
262,089	SunTrust Banks, Inc.	4,751,674
340,228	U.S. Bancorp	8,818,710

		23,214,050

Communications Equipment — 1.8%
235,906	Cisco Systems, Inc.	4,397,288
197,559	Juniper Networks, Inc.*	4,486,565

		8,883,853

Computers & Peripherals* — 2.3%
336,386	EMC Corp.	7,740,242
105,910	NetApp, Inc.	3,900,665

		11,640,907

Diversified Financial Services — 3.9%
624,883	JPMorgan Chase & Co.	19,352,627

Electric Utilities — 4.5%
299,142	American Electric Power Co., Inc.	11,869,954
360,041	PPL Corp.	10,808,431

		22,678,385

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 1.9%
61,938	Cameron International Corp.*	$3,344,033
50,965	National-Oilwell Varco, Inc.	3,654,190
61,935	Transocean Ltd.	2,653,915

		9,652,138

Food Products — 4.4%
300,101	General Mills, Inc.	11,989,035
289,586	Unilever NV	9,877,778

		21,866,813

Health Care Equipment & Supplies* — 1.9%
1,599,381	Boston Scientific Corp.	9,436,348

Health Care Providers & Services — 0.9%
105,841	Aetna, Inc.	4,426,271

Hotels, Restaurants & Leisure — 0.7%
76,402	Starwood Hotels & Resorts Worldwide, Inc.	3,642,847

Industrial Conglomerates — 4.1%
1,299,070	General Electric Co.	20,668,204

Insurance — 9.1%
96,048	Everest Re Group Ltd.	8,426,291
139,181	Marsh & McLennan Cos., Inc.	4,201,874
290,812	Prudential Financial, Inc.	14,726,720
137,238	The Allstate Corp.	3,676,606
348,882	The Hartford Financial Services Group, Inc.	6,196,144
149,219	The Travelers Cos., Inc.	8,393,569

		45,621,204

Internet & Catalog Retail* — 1.2%
367,167	Liberty Interactive Corp. Class A	5,970,135

Internet Software & Services* — 1.1%
9,347	Google, Inc. Class A	5,602,498

Life Sciences Tools & Services* — 1.3%
133,804	Thermo Fisher Scientific, Inc.	6,322,239

Machinery — 0.5%
55,193	Illinois Tool Works, Inc.	2,507,970

Media — 4.9%
156,960	DISH Network Corp. Class A	3,856,507
129,701	Liberty Global, Inc. Class A*	5,108,922
97,670	Scripps Networks Interactive Class A	3,889,220
326,388	The Walt Disney Co.	11,701,010

		24,555,659

Metals & Mining — 0.6%
76,627	Freeport-McMoRan Copper & Gold, Inc.	3,034,429

Multi-Utilities — 1.8%
233,018	PG&E Corp.	9,050,419

Multiline Retail — 0.7%
114,649	Macy’s, Inc.	3,706,602

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 12.3%
98,923	Chevron Corp.	$10,171,263
70,955	ConocoPhillips	5,060,511
206,850	Devon Energy Corp.	13,540,401
123,019	EQT Corp.	7,628,408
169,549	Exxon Mobil Corp.	13,638,522
70,550	Occidental Petroleum Corp.	6,977,395
138,294	The Williams Cos., Inc.	4,464,130

		61,480,630

Pharmaceuticals — 6.9%
326,982	Merck & Co., Inc.	11,689,607
749,564	Pfizer, Inc.	15,043,749
192,450	Teva Pharmaceutical Industries Ltd. ADR	7,622,945

		34,356,301

Real Estate Investment Trusts — 2.7%
35,717	Boston Properties, Inc.	3,406,687
665,245	MFA Financial, Inc.	4,576,886
44,320	Simon Property Group, Inc.	5,510,749

		13,494,322

Semiconductors & Semiconductor Equipment — 2.7%
176,526	Maxim Integrated Products, Inc.	4,527,892
264,109	NVIDIA Corp.*	4,128,024
146,254	Xilinx, Inc.	4,783,968

		13,439,884

Software — 2.1%
246,072	Adobe Systems, Inc.*	6,747,294
141,409	Microsoft Corp.	3,617,242

		10,364,536

Specialty Retail — 1.0%
131,270	The Home Depot, Inc.	5,148,409

Thrifts & Mortgage Finance — 0.4%
182,614	New York Community Bancorp, Inc.	2,198,673

Wireless Telecommunication Services* — 1.8%
3,317,933	Sprint Nextel Corp.	8,958,419

TOTAL COMMON STOCKS		$491,383,751

	Interest	Maturity
Shares	Rate	Date	Value
Convertible Preferred Stock(a) — 0.5%
Electric Utilities — 0.5%
PPL Corp.
$48,269	8.750%	05/01/14	$2,653,830

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 1.5%
Repurchase Agreement — 1.5%
Joint Repurchase Agreement Account II
$7,500,000	0.134%	12/01/11	$7,500,000

TOTAL INVESTMENTS — 100.1%			$501,537,581

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(590,638)

NET ASSETS — 100.0%			$500,946,943

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$511,189,286

Gross unrealized gain	31,777,490

Gross unrealized loss	(41,429,195)

Net unrealized security loss	$(9,651,705)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense — 4.7%
799,497	Honeywell International, Inc.	$43,292,762
726,526	The Boeing Co.	49,905,071

		93,197,833

Auto Components — 1.1%
681,344	Johnson Controls, Inc.	21,448,709

Automobiles* — 1.1%
2,100,669	Ford Motor Co.	22,267,091

Beverages — 1.5%
472,189	PepsiCo., Inc.	30,220,096

Biotechnology* — 1.3%
270,247	Celgene Corp.	17,047,181
293,316	Vertex Pharmaceuticals, Inc.	8,503,231

		25,550,412

Capital Markets — 3.6%
392,006	Ameriprise Financial, Inc.	17,996,996
182,003	Franklin Resources, Inc.	18,349,543
914,469	Invesco Ltd.	18,517,997
1,195,322	Morgan Stanley	17,678,812

		72,543,348

Chemicals — 2.2%
875,014	LyondellBasell Industries NV Class A	28,586,707
270,247	The Mosaic Co.	14,258,232

		42,844,939

Commercial Banks — 4.2%
2,278,642	Fifth Third Bancorp	27,548,782
1,108,987	SunTrust Banks, Inc.	20,105,934
1,373,931	U.S. Bancorp	35,612,292

		83,267,008

Communications Equipment — 3.0%
1,949,000	Cisco Systems, Inc.	36,329,360
1,050,016	Juniper Networks, Inc.*	23,845,863

		60,175,223

Computers & Peripherals* — 2.8%
1,739,131	EMC Corp.	40,017,404
418,266	NetApp, Inc.	15,404,737

		55,422,141

Consumer Finance — 1.2%
1,877,726	SLM Corp.	24,185,111

Diversified Financial Services — 3.8%
2,450,250	JPMorgan Chase & Co.	75,884,243

Electric Utilities — 3.8%
956,469	American Electric Power Co., Inc.	37,952,690
1,271,687	PPL Corp.	38,176,044

		76,128,734

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 2.1%
310,338	Cameron International Corp.*	$16,755,149
203,215	National-Oilwell Varco, Inc.	14,570,515
246,570	Transocean Ltd.	10,565,525

		41,891,189

Food Products — 4.4%
1,200,413	General Mills, Inc.	47,956,499
1,156,291	Unilever NV	39,441,086

		87,397,585

Health Care Equipment & Supplies* — 1.8%
6,080,550	Boston Scientific Corp.	35,875,245

Health Care Providers & Services — 1.2%
343,005	WellPoint, Inc.	24,199,003

Hotels, Restaurants & Leisure — 0.7%
304,399	Starwood Hotels & Resorts Worldwide, Inc.	14,513,744

Industrial Conglomerates — 4.2%
5,234,597	General Electric Co.	83,282,438

Insurance — 8.7%
467,144	Aflac, Inc.	20,292,735
287,429	Everest Re Group Ltd.	25,216,146
613,040	Marsh & McLennan Cos., Inc.	18,507,678
935,681	Prudential Financial, Inc.	47,382,886
411,522	The Allstate Corp.	11,024,674
1,086,290	The Hartford Financial Services Group, Inc.	19,292,511
565,948	The Travelers Cos., Inc.	31,834,575

		173,551,205

Internet & Catalog Retail* — 1.2%
1,498,448	Liberty Interactive Corp. Class A	24,364,764

Internet Software & Services* — 1.3%
42,637	Google, Inc. Class A	25,556,191

Life Sciences Tools & Services* — 1.3%
542,827	Thermo Fisher Scientific, Inc.	25,648,576

Machinery — 0.5%
219,973	Illinois Tool Works, Inc.	9,995,573

Media — 5.1%
1,178,564	CBS Corp. Class B	30,689,806
497,644	Liberty Global, Inc. Class A*	19,602,197
1,425,689	The Walt Disney Co.	51,110,951

		101,402,954

Metals & Mining — 0.8%
404,734	Freeport-McMoRan Copper & Gold, Inc.	16,027,466

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — 2.2%
696,829	PG&E Corp.	$27,064,838
498,493	Public Service Enterprise Group, Inc.	16,420,360

		43,485,198

Multiline Retail — 0.7%
453,433	Macy’s, Inc.	14,659,489

Oil, Gas & Consumable Fuels — 11.2%
395,824	Chevron Corp.	40,698,624
824,952	Devon Energy Corp.	54,001,358
540,281	EQT Corp.	33,502,825
636,374	Exxon Mobil Corp.	51,189,924
281,277	Occidental Petroleum Corp.	27,818,295
532,220	The Williams Cos., Inc.	17,180,062

		224,391,088

Pharmaceuticals — 6.9%
1,312,202	Merck & Co., Inc.	46,911,222
3,007,926	Pfizer, Inc.	60,369,075
772,345	Teva Pharmaceutical Industries Ltd. ADR	30,592,585

		137,872,882

Real Estate Investment Trusts — 2.1%
135,760	Alexandria Real Estate Equities, Inc.	8,900,425
130,457	Boston Properties, Inc.	12,442,989
164,397	Simon Property Group, Inc.	20,441,123

		41,784,537

Semiconductors & Semiconductor Equipment — 2.4%
455,643	Altera Corp.	17,164,072
583,979	Maxim Integrated Products, Inc.	14,979,061
1,039,709	NVIDIA Corp.*	16,250,652

		48,393,785

Software — 2.6%
1,055,956	Adobe Systems, Inc.*	28,954,313
924,651	Microsoft Corp.	23,652,573

		52,606,886

Specialty Retail — 1.0%
519,166	The Home Depot, Inc.	20,361,691

Wireless Telecommunication Services* — 1.5%
11,414,633	Sprint Nextel Corp.	30,819,509

TOTAL COMMON STOCKS		$1,961,215,886

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 1.6%
Repurchase Agreement — 1.6%
Joint Repurchase Agreement Account II
$32,200,000	0.134%	12/01/11	$32,200,000

TOTAL INVESTMENTS — 99.8%			$1,993,415,886

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			4,047,274

NET ASSETS — 100.0%			$1,997,463,160

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,990,238,363

Gross unrealized gain	161,813,185

Gross unrealized loss	(158,635,662)

Net unrealized security gain	$3,177,523

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 98.7%
Aerospace & Defense — 3.0%
2,001,192	BE Aerospace, Inc.*	$77,946,428
3,887,527	Spirit AeroSystems Holdings, Inc. Class A*	75,845,652
3,238,744	Textron, Inc.	62,928,796

		216,720,876

Auto Components — 2.2%
2,861,240	Lear Corp.	119,971,793
1,327,795	TRW Automotive Holdings Corp.*	43,365,785

		163,337,578

Beverages — 0.5%
1,457,952	Coca-Cola Enterprises, Inc.	38,081,706

Building Products — 0.9%
6,892,937	Masco Corp.	66,034,336

Capital Markets — 2.4%
3,464,835	Invesco Ltd.	70,162,909
4,283,127	Janus Capital Group, Inc.	28,268,638
1,083,375	Lazard Ltd. Class A	27,972,743
1,981,014	Legg Mason, Inc.	52,556,301

		178,960,591

Chemicals — 3.1%
1,486,749	Albemarle Corp.	81,072,423
237,473	CF Industries Holdings, Inc.	33,198,725
4,836,386	Chemtura Corp.*	56,343,897
1,243,760	Cytec Industries, Inc.	58,655,722

		229,270,767

Commercial Banks — 5.1%
1,841,842	CIT Group, Inc.*	62,364,770
7,343,567	Fifth Third Bancorp	88,783,725
1,339,991	First Republic Bank*	38,028,945
771,918	M&T Bank Corp.	56,334,576
4,398,690	SunTrust Banks, Inc.	79,748,250
3,229,949	Zions Bancorp	51,969,879

		377,230,145

Commercial Services & Supplies — 0.8%
2,022,404	Republic Services, Inc.	55,514,990

Communications Equipment* — 0.7%
3,201,688	Polycom, Inc.	54,108,527

Computers & Peripherals* — 0.9%
1,835,416	NetApp, Inc.	67,598,371

Consumer Finance — 1.4%
8,029,601	SLM Corp.	103,421,261

Diversified Financial Services* — 1.3%
3,647,194	The NASDAQ OMX Group, Inc.	95,738,843

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — 6.6%
1,868,945	Edison International	$73,468,228
1,217,374	Great Plains Energy, Inc.	25,613,549
1,730,607	Northeast Utilities	59,896,308
5,020,262	NV Energy, Inc.	77,010,819
1,517,070	Pinnacle West Capital Corp.	71,924,289
5,924,935	PPL Corp.	177,866,549

		485,779,742

Electrical Equipment — 0.7%
972,141	Cooper Industries PLC	53,982,990

Electronic Equipment, Instruments & Components — 0.7%
1,152,703	Amphenol Corp. Class A	52,252,027

Energy Equipment & Services* — 1.3%
1,762,953	Cameron International Corp.	95,181,833

Food Products — 4.5%
1,151,251	Bunge Ltd.	71,953,188
1,438,881	ConAgra Foods, Inc.	36,346,134
478,696	Corn Products International, Inc.	24,887,405
159,570	Ralcorp Holdings, Inc.*	12,976,232
2,022,404	Sara Lee Corp.	38,344,780
1,940,659	The J.M. Smucker Co.	147,451,271

		331,959,010

Gas Utilities — 0.3%
1,287,220	Questar Corp.	24,843,346

Health Care Equipment & Supplies* — 2.2%
17,085,150	Boston Scientific Corp.	100,802,385
3,637,120	Hologic, Inc.	64,049,683

		164,852,068

Health Care Providers & Services — 1.7%
2,137,261	Aetna, Inc.	89,380,255
1,237,035	Patterson Cos., Inc.	37,321,346

		126,701,601

Hotels, Restaurants & Leisure — 1.0%
1,489,512	Starwood Hotels & Resorts Worldwide, Inc.	71,019,932

Household Durables* — 0.9%
94,997	NVR, Inc.	63,633,740

Household Products* — 0.7%
755,362	Energizer Holdings, Inc.	54,597,565

Independent Power Producers & Energy Traders* — 0.8%
8,276,739	GenOn Energy, Inc.	22,512,730
3,111,675	The AES Corp.	37,589,034

		60,101,764

Insurance — 10.5%
1,595,629	Everest Re Group Ltd.	139,984,532
4,485,609	Genworth Financial, Inc. Class A*	29,560,163
3,107,849	Lincoln National Corp.	62,716,393
1,658,175	Marsh & McLennan Cos., Inc.	50,060,303
1,016,117	PartnerRe Ltd.	66,779,209
5,142,670	Principal Financial Group, Inc.	124,092,627
3,965,650	The Hartford Financial Services Group, Inc.	70,429,944

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
1,923,069	Unum Group	$43,288,283
2,729,133	W.R. Berkley Corp.	93,090,727
4,292,112	XL Group PLC	88,503,350

		768,505,531

Internet & Catalog Retail* — 1.7%
7,565,519	Liberty Interactive Corp. Class A	123,015,339

Life Sciences Tools & Services* — 1.1%
2,109,322	Life Technologies Corp.	81,694,041

Machinery — 3.1%
1,132,564	Eaton Corp.	50,863,449
940,064	Parker Hannifin Corp.	77,818,498
2,695,504	Pentair, Inc.	102,510,017

		231,191,964

Media — 3.0%
2,621,008	Liberty Global, Inc. Class A*	103,241,505
3,001,597	Scripps Networks Interactive Class A	119,523,593

		222,765,098

Metals & Mining — 0.5%
753,810	Allegheny Technologies, Inc.	37,856,338

Multi-Utilities — 5.9%
2,791,181	CMS Energy Corp.	58,391,506
2,418,193	SCANA Corp.	105,481,579
2,023,956	Sempra Energy	107,654,220
6,082,216	Xcel Energy, Inc.	159,901,458

		431,428,763

Multiline Retail — 1.4%
3,111,154	Macy’s, Inc.	100,583,609

Oil, Gas & Consumable Fuels — 5.2%
1,240,389	Energen Corp.	62,912,530
2,296,611	EQT Corp.	142,412,848
1,253,639	Pioneer Natural Resources Co.	118,519,031
773,470	Range Resources Corp.	55,465,534

		379,309,943

Pharmaceuticals* — 1.1%
5,284,430	Warner Chilcott PLC Class A	83,071,240

Real Estate Investment Trusts — 10.8%
984,040	Alexandria Real Estate Equities, Inc.	64,513,662
797,786	AvalonBay Communities, Inc.	99,603,582
853,145	Camden Property Trust	49,252,061
2,953,672	Douglas Emmett, Inc.	53,107,023
206,948	Essex Property Trust, Inc.	27,493,042
7,285,622	Host Hotels & Resorts, Inc.	103,091,551
4,314,359	Kimco Realty Corp.	68,037,442
1,688,182	Liberty Property Trust	50,324,705
8,609,057	MFA Financial, Inc.	59,230,312
2,214,349	Tanger Factory Outlet Centers, Inc.	62,776,794
1,019,739	Taubman Centers, Inc.	63,560,332
1,698,012	Ventas, Inc.	89,587,113

		790,577,619

Shares	Description	Value
Common Stocks — (continued)
Road & Rail* — 0.8%
904,882	Kansas City Southern	$61,559,122

Semiconductors & Semiconductor Equipment — 3.0%
1,149,716	Cavium, Inc.*	37,526,730
2,161,060	Maxim Integrated Products, Inc.	55,431,189
3,791,848	NVIDIA Corp.*	59,266,584
2,016,084	Xilinx, Inc.	65,946,108

		218,170,611

Software* — 3.3%
2,049,307	Adobe Systems, Inc.	56,191,998
1,072,712	BMC Software, Inc.	38,252,910
1,858,915	Electronic Arts, Inc.	43,108,239
3,158,034	Parametric Technology Corp.	65,781,848
1,393,798	QLIK Technologies, Inc.	38,148,251
186,254	Quest Software, Inc.	3,365,610

		244,848,856

Specialty Retail — 1.4%
1,138,217	PetSmart, Inc.	54,918,970
538,066	Ross Stores, Inc.	47,936,300

		102,855,270

Textiles, Apparel & Luxury Goods — 1.2%
1,248,417	PVH Corp.	84,755,030

Wireless Telecommunication Services* — 1.0%
26,363,685	Sprint Nextel Corp.	71,181,950

TOTAL COMMON STOCKS		$7,264,293,933

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(a) — 0.8%
Repurchase Agreement — 0.8%
Joint Repurchase Agreement Account II
$60,000,000	0.134%	12/01/11	$60,000,000

TOTAL INVESTMENTS — 99.5%			$7,324,293,933

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			33,486,690

NET ASSETS — 100.0%			$7,357,780,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,988,456,134

Gross unrealized gain	755,337,030

Gross unrealized loss	(419,499,231)

Net unrealized security gain	$335,837,799

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 96.6%
Aerospace & Defense — 1.0%
530,431	AAR Corp.	$9,685,670
278,000	Triumph Group, Inc.	16,538,220

		26,223,890

Air Freight & Logistics — 0.6%
482,906	Forward Air Corp.	15,501,282

Airlines* — 0.3%
2,083,227	JetBlue Airways Corp.	8,582,895

Auto Components* — 1.3%
463,057	Dana Holding Corp.	5,769,690
521,304	Tenneco, Inc.	15,096,964
270,277	Visteon Corp.	15,121,998

		35,988,652

Building Products — 0.9%
390,841	A.O. Smith Corp.	15,344,418
302,567	Universal Forest Products, Inc.	8,432,542

		23,776,960

Capital Markets — 2.4%
481,332	Apollo Investment Corp.	3,470,404
502,488	BGC Partners, Inc. Class A	3,175,724
119,761	Cohen & Steers, Inc.	3,259,894
299,821	Golub Capital BDC, Inc.	4,797,136
212,562	KBW, Inc.	2,897,220
884,825	Knight Capital Group, Inc. Class A*	11,175,340
270,922	Manning & Napier, Inc.*	3,440,709
686,215	PennantPark Investment Corp.	7,273,879
116,104	Piper Jaffray Cos., Inc.*	2,403,353
265,547	Solar Capital Ltd.	6,112,892
202,804	Solar Senior Capital Ltd.	3,194,163
430,965	Stifel Financial Corp.*	13,661,591

		64,862,305

Chemicals — 2.2%
567,378	H.B. Fuller Co.	13,083,736
404,522	Minerals Technologies, Inc.	23,462,276
1,760,147	PolyOne Corp.	18,939,182
30,343	Tronox, Inc.*	3,368,073

		58,853,267

Commercial Banks — 11.1%
659,559	BancorpSouth, Inc.	6,463,678
722,820	Bank of the Ozarks, Inc.	20,491,947
829,698	Boston Private Financial Holdings, Inc.	6,446,753
186,411	Bridge Capital Holdings*	1,933,082
525,916	CoBiz, Inc.	2,803,132
478,203	Columbia Banking System, Inc.	8,607,654
317,986	Community Bank System, Inc.	8,401,190
265,435	East West Bancorp, Inc.	5,194,563
1,157,951	F.N.B. Corp.	12,343,758
447,548	First Financial Bankshares, Inc.	14,769,084

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
967,462	First Midwest Bancorp, Inc.	$9,190,889
1,058,297	Glacier Bancorp, Inc.	12,710,147
576,093	Hancock Holding Co.	17,591,000
272,861	Heritage Financial Corp.	3,367,105
294,633	Home Bancshares, Inc.	7,324,576
150,774	IBERIABANK Corp.	7,511,561
219,077	Independent Bank Corp.	5,726,673
234,379	Lakeland Financial Corp.	5,746,973
776,714	MB Financial, Inc.	13,188,604
540,549	Pinnacle Financial Partners, Inc.*	8,102,830
786,222	PrivateBancorp, Inc.	7,547,731
456,839	Prosperity Bancshares, Inc.	18,268,992
255,973	Sandy Spring Bancorp, Inc.	4,430,893
296,444	SCBT Financial Corp.	8,442,725
134,530	Sierra Bancorp	1,360,098
507,354	Signature Bank*	29,644,694
163,628	Simmons First National Corp. Class A	4,336,142
246,384	Southcoast Financial Corp.*	394,214
149,920	Summit State Bank	847,048
469,648	Texas Capital Bancshares, Inc.*	13,554,041
144,409	The First of Long Island Corp.	3,747,414
306,978	TriCo Bancshares	4,534,065
395,978	UMB Financial Corp.	14,136,415
689,219	Webster Financial Corp.	13,577,614

		302,737,285

Commercial Services & Supplies — 0.9%
460,311	G&K Services, Inc. Class A	13,763,299
297,624	Waste Connections, Inc.	9,753,138

		23,516,437

Communications Equipment — 1.5%
833,270	Blue Coat Systems, Inc.*	14,998,860
600,657	Digi International, Inc.*	6,601,220
570,596	Plantronics, Inc.	19,662,738

		41,262,818

Computers & Peripherals* — 0.5%
925,467	Electronics for Imaging, Inc.	13,687,657

Construction & Engineering — 0.9%
1,419,606	Comfort Systems USA, Inc.	14,806,491
132,070	Michael Baker Corp.*	2,621,589
377,370	MYR Group, Inc.*	6,619,070

		24,047,150

Consumer Finance — 0.8%
116,890	Cash America International, Inc.	5,810,602
275,558	EZCORP, Inc. Class A*	8,015,982
239,443	First Cash Financial Services, Inc.*	8,691,781

		22,518,365

Diversified Consumer Services* — 0.5%
309,232	Ascent Capital Group LLC Class A	14,388,565

Diversified Financial Services* — 0.2%
437,702	PHH Corp.	6,723,103

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services* — 0.5%
1,709,237	Premiere Global Services, Inc.	$14,135,390

Electric Utilities — 4.3%
107,770	ALLETE, Inc.	4,294,635
476,323	Cleco Corp.	17,214,313
1,813,410	El Paso Electric Co.	62,598,913
308,976	IDACORP, Inc.	12,664,926
256,720	MGE Energy, Inc.	11,485,653
50,867	Portland General Electric Co.	1,274,218
159,699	Unisource Energy Corp.	5,889,699

		115,422,357

Electrical Equipment — 1.9%
139,719	Acuity Brands, Inc.	7,020,880
189,507	AZZ, Inc.	8,025,621
325,417	Belden, Inc.	10,751,778
325,775	EnerSys*	7,834,889
161,001	Regal-Beloit Corp.	8,478,312
671,011	Thermon Group Holdings, Inc.*	10,373,830

		52,485,310

Electronic Equipment, Instruments & Components — 2.8%
305,370	Anixter International, Inc.*	18,752,772
850,349	Checkpoint Systems, Inc.*	10,272,216
269,549	Littelfuse, Inc.	12,598,720
264,359	MTS Systems Corp.	10,621,945
358,552	ScanSource, Inc.*	12,588,761
403,807	SYNNEX Corp.*	11,851,735

		76,686,149

Energy Equipment & Services* — 1.2%
1,441,666	Key Energy Services, Inc.	21,769,156
133,207	Oil States International, Inc.	10,023,827

		31,792,983

Food Products* — 1.6%
571,110	Darling International, Inc.	8,206,851
510,214	The Hain Celestial Group, Inc.	19,051,391
242,826	TreeHouse Foods, Inc.	16,009,518

		43,267,760

Gas Utilities — 2.0%
1,351,883	Southwest Gas Corp.	54,656,630

Health Care Equipment & Supplies — 0.4%
292,760	West Pharmaceutical Services, Inc.	11,280,043

Health Care Providers & Services — 3.2%
188,943	Amedisys, Inc.*	2,242,753
1,516,285	Healthsouth Corp.*	26,201,405
853,202	Lincare Holdings, Inc.	20,220,887
120,087	Magellan Health Services, Inc.*	6,083,608
594,150	PSS World Medical, Inc.*	14,485,377
777,799	Team Health Holdings, Inc.*	17,080,466

		86,314,496

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — 1.4%
86,936	DineEquity, Inc.*	$4,092,947
318,294	Gaylord Entertainment Co.*	6,754,199
361,190	Orient-Express Hotels Ltd. Class A*	2,596,956
385,466	Six Flags Entertainment Corp.	14,647,708
196,270	Vail Resorts, Inc.	8,734,015

		36,825,825

Household Durables — 1.1%
250,728	Harman International Industries, Inc.	10,355,066
412,144	Meritage Homes Corp.*	8,992,982
198,868	Tempur-Pedic International, Inc.*	10,860,182

		30,208,230

Independent Power Producers & Energy Traders — 0.2%
382,821	Atlantic Power Corp.	5,034,096

Industrial Conglomerates — 0.9%
575,328	Carlisle Cos., Inc.	25,659,629

Insurance — 5.5%
722,608	Alterra Capital Holdings Ltd.	16,583,854
2,176,506	American Equity Investment Life Holding Co.	24,072,156
282,200	Aspen Insurance Holdings Ltd.	7,483,944
180,674	Donegal Group, Inc. Class A	2,466,200
86,280	Enstar Group Ltd.*	8,723,771
2,695,979	Meadowbrook Insurance Group, Inc.(a)	27,498,986
326,275	ProAssurance Corp.	25,974,753
221,925	RLI Corp.	15,727,825
615,842	Symetra Financial Corp.	5,813,548
768,390	Tower Group, Inc.	16,128,506

		150,473,543

Internet & Catalog Retail — 0.5%
415,846	HSN, Inc.	14,887,287

IT Services* — 0.6%
1,184,905	Convergys Corp.	15,308,972

Leisure Equipment & Products — 0.5%
229,324	Polaris Industries, Inc.	13,782,372

Life Sciences Tools & Services* — 0.7%
1,037,268	ICON PLC ADR	17,643,929

Machinery — 2.9%
326,941	Actuant Corp. Class A	7,493,488
420,954	Altra Holdings, Inc.*	7,467,724
318,409	Graco, Inc.	13,688,403
458,166	RBC Bearings, Inc.*	19,357,513
357,716	Robbins & Myers, Inc.	19,030,491
274,162	Tennant Co.	11,509,321

		78,546,940

Media* — 0.5%
955,433	Knology, Inc.	13,614,920

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 2.4%
787,864	Commercial Metals Co.	$11,014,339
498,216	Kaiser Aluminum Corp.	23,216,865
639,697	Metals USA Holdings Corp.*	7,202,988
435,819	Olympic Steel, Inc.	10,346,343
216,212	Schnitzer Steel Industries, Inc. Class A	10,030,075
354,060	Stillwater Mining Co.*	3,862,795

		65,673,405

Multi-Utilities — 0.9%
715,081	Avista Corp.	17,877,025
203,415	NorthWestern Corp.	7,095,115

		24,972,140

Oil, Gas & Consumable Fuels — 4.3%
980,046	Approach Resources, Inc.*	30,655,839
3,211,907	Magnum Hunter Resources Corp.*	15,449,273
458,809	Petroleum Development Corp.*	15,393,042
562,099	Rosetta Resources, Inc.*	30,544,460
180,352	Scorpio Tankers, Inc.*	1,201,144
557,904	World Fuel Services Corp.	23,917,344

		117,161,102

Personal Products — 1.5%
294,347	Elizabeth Arden, Inc.*	11,126,317
230,067	Herbalife Ltd.	12,722,705
349,511	Nu Skin Enterprises, Inc. Class A	16,685,655

		40,534,677

Pharmaceuticals — 0.3%
215,469	Medicis Pharmaceutical Corp. Class A	7,035,063

Professional Services* — 0.4%
1,008,752	On Assignment, Inc.	10,511,196

Real Estate Investment Trusts — 11.6%
675,435	Acadia Realty Trust	13,225,017
843,995	American Campus Communities, Inc.	33,202,763
1,287,624	BioMed Realty Trust, Inc.	22,932,583
591,075	Cogdell Spencer, Inc.	2,216,531
1,047,895	Coresite Realty Corp.(a)	17,552,241
717,708	CreXus Investment Corp.	7,004,830
1,154,804	CubeSmart	11,513,396
1,817,518	CYS Investments, Inc.	23,864,011
563,792	DuPont Fabros Technology, Inc.	12,702,234
585,798	Entertainment Properties Trust	26,185,171
279,386	Hudson Pacific Properties, Inc.	3,587,316
3,111,825	MFA Financial, Inc.	21,409,356
225,930	Mid-America Apartment Communities, Inc.	12,950,308
307,829	National Health Investors, Inc.	13,024,245
793,569	National Retail Properties, Inc.	20,997,836
385,342	OMEGA Healthcare Investors, Inc.	6,909,182
961,767	Parkway Properties, Inc.	9,723,464
628,074	Pebblebrook Hotel Trust	11,631,931
414,144	PS Business Parks, Inc.	21,825,389

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
1,010,366	Retail Opportunity Investments Corp.	$11,902,112
1,027,980	Two Harbors Investment Corp.	9,621,893

		313,981,809

Real Estate Management & Development — 0.1%
246,177	Kennedy-Wilson Holdings, Inc.	2,722,718

Road & Rail — 0.4%
861,377	Heartland Express, Inc.	11,843,934

Semiconductors & Semiconductor Equipment — 3.1%
377,536	Cabot Microelectronics Corp.*	15,694,171
647,080	Fairchild Semiconductor International, Inc.*	8,379,686
629,764	Micrel, Inc.	6,549,546
642,779	MKS Instruments, Inc.	17,265,044
856,872	Semtech Corp.*	19,879,430
689,321	Standard Microsystems Corp.*	17,253,705

		85,021,582

Software* — 2.4%
1,025,847	Mentor Graphics Corp.	13,069,291
614,740	Monotype Imaging Holdings, Inc.	9,116,594
691,259	NetScout Systems, Inc.	12,214,546
562,554	Parametric Technology Corp.	11,718,000
1,156,743	SS&C Technologies Holdings, Inc.	18,565,725

		64,684,156

Specialty Retail — 2.6%
269,163	Ann, Inc.*	6,314,564
194,751	Francesca’s Holdings Corp.*	3,213,391
344,618	GNC Acquisition Holdings, Inc. Class A*	9,397,733
345,217	Jos. A. Bank Clothiers, Inc.*	17,012,294
314,763	Mattress Firm Holding Corp.*	6,953,115
266,225	Monro Muffler Brake, Inc.	10,688,934
230,606	The Children’s Place Retail Stores, Inc.*	12,422,745
154,502	Vitamin Shoppe, Inc.*	5,687,218

		71,689,994

Textiles, Apparel & Luxury Goods* — 3.3%
109,917	Deckers Outdoor Corp.	11,974,908
167,951	Fossil, Inc.	15,046,730
224,857	G-III Apparel Group Ltd.	4,144,115
836,249	Iconix Brand Group, Inc.	14,433,658
341,834	Steven Madden Ltd.	12,189,800
351,413	The Warnaco Group, Inc.	17,813,125
364,016	Vera Bradley, Inc.	13,978,214

		89,580,550

Thrifts & Mortgage Finance — 2.1%
949,733	Brookline Bancorp, Inc.	7,635,853
407,208	Dime Community Bancshares	4,821,343
585,879	Flushing Financial Corp.	7,581,274
780,789	Northwest Bancshares, Inc.	9,697,400
1,194,882	Ocwen Financial Corp.*	15,736,596

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — (continued)
498,868	Provident Financial Services, Inc.	$6,530,182
128,435	WSFS Financial Corp.	4,693,015

		56,695,663

Trading Companies & Distributors — 3.4%
330,381	Applied Industrial Technologies, Inc.	11,408,056
793,896	Beacon Roofing Supply, Inc.*	15,504,789
615,370	Kaman Corp.	19,094,931
1,962,964	RSC Holdings, Inc.*	23,869,642
337,561	Watsco, Inc.	21,435,124

		91,312,542

TOTAL COMMON STOCKS		$2,624,118,023

Exchange Traded Fund — 0.9%
Specialty Financials — 0.9%
369,703	iShares Russell 2000 Value Index Fund	$24,086,150

Warrant* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
112,819	Magnum Hunter Resources Corp.	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 2.0%
Repurchase Agreement — 2.0%
Joint Repurchase Agreement Account II
$54,900,000	0.134%	12/01/11	$54,900,000

TOTAL INVESTMENTS — 99.5%			$2,703,104,173

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			12,517,281

NET ASSETS — 100.0%			$2,715,621,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Represents an affiliated issuer.

(b) Joint repurchase agreement was entered into on November 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At November 30, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,403,471,298

Gross unrealized gain	445,644,296

Gross unrealized loss	(146,011,421)

Net unrealized security gain	$299,632,875

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of November 30, 2011:

GROWTH AND INCOME
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$491,383,751	$2,653,830	$—
Short-term Investments	—	7,500,000	—

Total	$491,383,751	$10,153,830	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LARGE CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$1,961,215,886	$—	$—
Short-term Investments	—	32,200,000	—

Total	$1,961,215,886	$32,200,000	$—

MID CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock	$7,264,293,933	$—	$—
Short-term Investments	—	60,000,000	—

Total	$7,264,293,933	$60,000,000	$—

SMALL CAP VALUE
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$2,648,204,173	$—	$—
Short-term Investments	—	54,900,000	—

Total	$2,648,204,173	$54,900,000	$—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 1, 2011, as follows:

			Collateral
	Principal	Maturity	Value
Fund	Amount	Value	Allocation

Growth and Income	$7,500,000	$7,500,028	$7,664,486

Large Cap Value	32,200,000	32,200,120	32,906,193

Mid Cap Value	60,000,000	60,000,224	61,315,887

Small Cap Value	54,900,000	54,900,205	56,104,036

REPURCHASE AGREEMENTS — At November 30, 2011, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest	Growth and	Large Cap	Mid Cap	Small Cap
Counterparty	Rate	Income	Value	Value	Value

BNP Paribas Securities Co.	0.150%	$2,025,541	$8,696,324	$16,204,328	$14,826,961

Credit Suisse Securities LLC	0.100	462,981	1,987,731	3,703,847	3,389,020

Deutsche Bank Securities, Inc.	0.090	627,628	2,694,618	5,021,027	4,594,240

Deutsche Bank Securities, Inc.	0.140	1,345,538	5,776,843	10,764,304	9,849,338

JPMorgan Securities	0.130	1,446,815	6,211,659	11,574,521	10,590,686

Wells Fargo Securities LLC	0.140	1,591,497	6,832,825	12,731,973	11,649,755

TOTAL		$7,500,000	$32,200,000	$60,000,000	$54,900,000

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At November 30, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	4.000 to 6.000%	01/01/18 to 06/01/41

Federal National Mortgage Association	3.000 to 7.000	08/01/14 to 01/01/48

Government National Mortgage Association	3.000 to 5.500	11/15/26 to 11/15/41

U.S. Treasury Notes	0.250 to 4.250	04/30/12 to 05/15/20

The Funds’ risks include, but are not limited to, the following:
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The risk that the Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 27, 2012

* Print the name and title of each signing officer under his or her signature.